AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 1,026	SFr 801	SFr 1,295
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(41)	87	25
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	6	17	6
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	32	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	288	440	385
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(95)	(143)	(121)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(118)	(176)	(153)
Income tax expense/(benefit)	23	33	32
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	315	290	282
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	388	355	355
Income tax expense/(benefit)	(73)	(65)	(73)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	938	697	1,298
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(41)	87	21
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	6	17	3
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	32	0
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	88	305	235
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	0	1
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	19	12	17
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	23	13	22
Income tax expense/(benefit)	SFr (4)	SFr (1)	SFr (5)